TREASURY SHARES - Additional Information (Details)									12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jun. 01, 2023 USD ($) $ / shares shares	Jun. 01, 2023 CNY (¥) shares	Sep. 28, 2022 USD ($) $ / shares shares	Sep. 28, 2022 CNY (¥) shares	Mar. 15, 2021 USD ($) $ / shares shares	Mar. 15, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Apr. 21, 2023 USD ($)	Apr. 22, 2022 USD ($)	Aug. 19, 2021 USD ($)	Mar. 02, 2021 USD ($)	Jun. 05, 2019 USD ($)
TREASURY SHARES
Average repurchase price per ADS | $ / shares	$ 2.69
Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Repurchase Value									$ 127,945,203	¥ 866,976,818
Average price									$ 127,945,203	¥ 866,976,818
Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			48,601,124	48,601,124
Average repurchase price per ADS | $ / shares			$ 1.30
Repurchase Value			$ 31,590,731	¥ 228,603,163
Average price			$ 31,590,731	¥ 228,603,163
American Depositary Shares | Share Repurchase Programs 2019
TREASURY SHARES
Authorized to repurchase of shares | $															$ 10,000,000
American Depositary Shares | Share Repurchase Programs 2022
TREASURY SHARES
Authorized to repurchase of shares | $												$ 50,000,000
American Depositary Shares | Share Repurchase Program 2022 And New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			2,216,439	2,216,439
American Depositary Shares | New Share Repurchase Program
TREASURY SHARES
Authorized to repurchase of shares | $											$ 50,000,000
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased									44,707,126	44,707,126
Average repurchase price per ADS | $ / shares									$ 2.86
American Depositary Shares | Minghuai LP And Xiehuai LP
TREASURY SHARES
Repurchase Value	$ 114,271,929	¥ 773,130,748
Average price	$ 114,271,929	¥ 773,130,748
American Depositary Shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased					1,735,027	1,735,027
Average repurchase price per ADS | $ / shares					$ 2.30
Repurchase Value					$ 3,991,729	¥ 28,791,942
Average price					$ 3,991,729	¥ 28,791,942
American Depositary Shares | Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			24,300,562	24,300,562
American Depositary Shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased							3,000,000	3,000,000
Repurchase Value							$ 28,350,000	¥ 184,728,600
Average price							$ 28,350,000	¥ 184,728,600
Class A Ordinary shares
TREASURY SHARES
Number of Shares repurchased	84,974,082	84,974,082							4,440,170	4,440,170
Class A Ordinary shares | Share Repurchase Program 2022 And New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			4,432,878	4,432,878
Class A Ordinary shares | Share Repurchase Programs 2021
TREASURY SHARES
Authorized to repurchase of shares | $													$ 100,000,000	$ 100,000,000
Class A Ordinary shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased									89,414,252	89,414,252
Class A Ordinary shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased					3,470,054	3,470,054
Class A Ordinary shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased							6,000,000	6,000,000
Average repurchase price per ADS | $ / shares							$ 9.45